Commitments (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
		Exercise
	Number of Shares	Price
Balance, October 1, 2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Issued	68,466,666	$0.36
Balance, September 30, 2014	74,915,632	$0.40
Issued	4,300,000	$0.35
Balance, December 31,2 014	79,215,632	$0.39

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, October 1, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance, September 30, 2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Issued	68,466,666	$0.36
Balance, September 30, 2014	74,915,632	$0.40

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number	Exercise Price	Expiry Date
6,448,966	$0.75	July 5, 2018
500,000	$0.75	February 14, 2019
120,000	$1.00	February 24, 2019
33,833,333	$0.30	March 13, 2019
33,833,333	$0.42	March 13, 2019
180,000	$0.31	May 31, 2019
2,000,000	$0.30	October 22, 2019
2,000,000	$0.42	October 22, 2019
250,000	$0.19	January 31, 2015
50,000	$0.31	May 31, 2019
79,215,632

Number	Exercise Price	Expiry Date
6,448,966	$0.75	July 5, 2018
500,000	$0.75	February 14, 2019
120,000	$1.00	February 24, 2019
33,833,333	$0.30	March 13, 2019
33,833,333	$0.42	March 13, 2019
180,000	$0.31	May 31, 2019
74,915,632

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fairv alue
Outstanding at October 1, 2013	3,075,000	$1.26
Expired	(705,000)	$2.70
Granted	800,000	$0.32	$0.25
Outstanding at September 30, 2014 and December 31, 2014	3,170,000	$0.70
Exercisable at December 31, 2014	2,100,000	$0.56
Exercisable at September 30, 2014	2,100,000	$0.56

		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fair value
Outstanding at October 1, 2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
Outstanding at September 30, 2013	3,075,000	$1.26
Expired	(705,000)	$2.70
Granted	800,000	$0.32	$0.25
Outstanding at September 30, 2014	3,170,000	$0.70
Exercisable at September 30, 2014	2,100,000	$0.56
Exercisable at September 30, 2013	2,305,000	$0.79

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013
Risk–free interestrate	2.17%	2.73%
Expected life of options (years)	6.50	10.0years
Annualized volatility	91.21%	71.39%
Dividend rate	0.00%	0.00%

Schedule of Nonvested Share Activity [Table Text Block]
Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
100,000	(1)	100,000	$3.67	March 30, 2016	-	1.25
270,000	(2)	-	$3.00	February 8, 2017	-	2.11
2,000,000	(3)	2,000,000	$0.40	July 5, 2023	-	8.52
300,000	(4)	-	$0.30	May 7, 2024	-	9.36
500,000	(5)	-	$0.33	May 8, 2024	-	9.36
3,170,000		2,100,000			-

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	ExpiryDate	Value	Life (yrs)
100,000	(1)	100,000	$3.67	March 30, 2016	–	1.50
270,000	(2)	–	$3.00	February 8, 2017	–	2.36
2,000,000	(3)	2,000,000	$0.40	July 5 ,2023	–	8.77
300,000	(4)	–	$0.30	May 7, 2024	–	9.61
500,000	(5)	–	$0.33	May 8, 2024	–	9.61
3,170,000		2,100,000			–